EARNINGS PER SHARE INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
EARNINGS PER SHARE INFORMATION
EARNINGS PER SHARE INFORMATION

NOTE 2 – EARNINGS PER SHARE INFORMATION

	Successor		Predecessor
	For the	For the Eight	For the Four
	Year ended	Months ended	Months ended
	December 31,	December 31,	April 30,
	2012	2011	2011
Net income	$(1,669,283)	$63,165	$8,322
Basic and diluted weighted-average common shares outstanding	8,073,176	6,077,959	6,250,000
Basic and diluted earnings per share	$(0.21)	$0.01	$0.00

Stock options to purchase 1,125,000 and 1,125,000 shares of common stock were excluded from the computation of diluted earnings (loss) per share during the year ended December 31, 2012 and 2011, respectively, as their effect would have been anti-dilutive.

LOSS PER SHARE INFORMATION

NOTE 2 – LOSS PER SHARE INFORMATION

	For The Three Months		For The Nine Months
	Ended September 30,		Ended September 30,
	2013	2012	2013	2012
Net Loss	$(131,493)	$(631,453)	$(1,987,166)	$(1,803,104)
Basic Weighted-Average Shares Outstanding	17,801,313	11,433,730	15,473,339	6,172,504
Effect of dilutive securities:
Stock options	-	-	-	-
Diluted Weighted-Average Shares Outstanding	17,801,313	11,433,730	15,473,339	6,172,504
Basic Loss per Share	$(0.01)	$(0.06)	$(0.13)	$(0.29)
Diluted Loss per Share	$(0.01)	$(0.06)	$(0.13)	$(0.29)

Stock options to purchase 2,562,500 shares of common stock were excluded from the computation of diluted loss per share during the three and nine months ended September 30, 2013 as their effect would have been anti-dilutive.  Stock options to purchase 1,125,000 shares of common stock were excluded from the computation of diluted loss per share during the three and nine months ended September 30, 2012 as their effect would have been anti-dilutive.